COMMITMENTS	12 Months Ended
Dec. 31, 2021
Commitments [abstract]
COMMITMENTS

17. COMMITMENTS

As of December 31, 2021, the Company is committed to payments totaling $9.3 million (2020 - $10.7 million) for activities related to the development of the Enos system.

The Company has entered into an agreement with a consultant under which the Company has certain contractual obligations to grant up to 100,000 restricted Common Shares based on the consultant’s achievement of multiple pre-determined performance criteria. To-date, the performance criteria have not been achieved and no restricted Common Shares have been granted to the consultant. The agreement expires on May 13, 2022.

F - 22

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
Year ended December 31, 2021, 2020 and 2019
(in thousands of US dollars, except share and per share amounts, unless otherwise stated)

The Company has entered into an agreement with a consultant under which the Company has certain contractual obligations to grant up to 125,000 restricted Common Shares based on the consultant’s achievement of multiple pre-determined performance criteria. In Q4, 2021, 75,000 Common Shares was issued to the consultant and the agreement was terminated.